Consolidated statement of cash flows - indirect method - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income from continuing operations	R$ 2,517,753	R$ 1,538,211	R$ 818,614
Adjustments to reconcile net income to cash provided by operating activities
Share of profit (loss) of joint ventures and associates	(11,908)	(12,181)	17,634
Amortization of contractual assets with customers – exclusivity rights	607,446	504,907	282,521
Amortization of right-of-use assets	305,900	288,419	260,716
Depreciation and amortization	848,894	738,904	660,199
Interest and foreign exchange rate variations	1,349,953	1,625,987	1,133,882
Deferred income and social contribution taxes	(335,375)	(296,459)	(242,246)
Current income and social contribution taxes	1,396,321	637,973	430,280
Gain (loss) on disposal or write-off of property, plant and equipment, intangible assets and other assets	(192,744)	(322,190)	(184,189)
Reversal (loss) allowance for expected credit losses	(27,190)	(49,989)	(3,123)
Provision (reversal) for losses with inventories	(14,895)	26,356	(826)
Provision for post-employment benefits	(2,893)	1,939	(2,393)
Equity instrument granted	38,909	9,944	9,364
Provision for decarbonization - CBIO	740,298	638,542	161,281
Provisions for tax, civil and labor risks	192,975	61,039	93,328
Other provisions and adjustments	(201)	5,448	2,332
Cash flows from operations before changes in working capital	7,413,243	5,396,850	3,437,374
(Increase) decrease in assets
Trade receivables and reseller financing	259,878	(779,239)	(956,779)
Inventories	645,301	(1,004,819)	(1,626,670)
Recoverable taxes	(1,201,440)	(2,056,104)	(826,133)
Dividends received from subsidiaries and joint ventures	12,041	146	1,005
Other assets	(87,797)	(224,379)	(19,392)
Increase (decrease) in liabilities
Trade payables and trade payables – reverse factoring	(1,700,496)	1,557,837	2,425,821
Salaries and related charges	30,965	130,586	63,066
Taxes payable	(25,027)	(9,442)	11,733
Other liabilities	218,523	677,016	(55,099)
Acquisition of CBIO	(778,885)	(635,130)	(176,837)
Payments of contractual assets with customers – exclusivity rights	(597,798)	(710,908)	(420,261)
Payments of contingencies	(70,128)	(84,939)	(24,351)
Income and social contribution taxes paid	(268,558)	(283,331)	(230,036)
Net cash provided by operating activities from continuing operations	3,849,822	1,974,144	1,603,441
Net cash provided by operating activities from discontinued operations	0	30,550	982,519
Net cash provided by operating activities	3,849,822	2,004,694	2,585,960
Cash flows from investing activities
Financial investments, net of redemptions	73,973	1,567,962	1,863,053
Acquisition of property, plant and equipment	(1,012,639)	(929,236)	(1,028,419)
Acquisition of intangible assets	(274,691)	(277,600)	(237,488)
Receipt of intercompany loan owed by Oxiteno S.A. to Ultrapar International	0	3,980,699	0
Net cash consumed by subsidiaries acquisition	(265,479)	(5,985)	0
Transactions with discontinued operations	0	987,895	0
Investment purchase and sale transactions and other assets	(38,143)	0
Initial direct costs of right-of-use assets	(20,503)	(12,120)	(14,905)
Receipt from related parties	0	0	2,334
Cash provided by disposal of investments and property, plant and equipment	512,827	2,839,676	322,494
Capital increase in subsidiaries, associates and joint ventures	0	(28,000)	(25,700)
Capital decrease in subsidiaries, associates, and joint ventures	3,100	0	1,500
Net cash provided (consumed) by investing activities from continuing operations	(1,021,555)	8,123,291	882,869
Net cash consumed by investing activities from discontinued operations	0	(220,190)	(158,733)
Net cash provided (consumed) by investing activities	(1,021,555)	7,903,101	724,136
Loans, financing and debentures
Proceeds	2,903,031	1,519,580	1,383,611
Repayments	(3,149,525)	(5,848,611)	(2,426,222)
Interest and derivatives paid	(1,267,447)	(1,398,229)	(733,791)
Payments of lease
Principal	(213,527)	(351,011)	(304,975)
Interest paid	(145,586)	(6,868)	(15,267)
Dividends paid	(400,025)	(638,280)	(705,753)
Proceeds from financial liabilities of customers	7,812	162,895	0
Payments of financial liabilities of customers	(197,891)	(173,948)	0
Capital increase made by non-controlling interests and redemption of shares	0	21,682	0
Related parties	(31,238)	(18,926)	(177)
Net cash consumed by financing activities from continuing operations	(2,494,396)	(6,731,716)	(2,802,574)
Net cash consumed by financing activities from discontinued operations	0	(179,025)	(552,967)
Net cash consumed by financing activities	(2,494,396)	(6,910,741)	(3,355,541)
Effect of exchange rate changes on cash and cash equivalents in foreign currency - continuing operations	(29,952)	(24,024)	(4,547)
Effect of exchange rate changes on cash and cash equivalents in foreign currency - discontinued operations	0	(19,316)	56,553
Increase in cash and cash equivalents - continuing operations	303,919	3,341,695	6,561
Decrease in cash and cash equivalents - discontinued operations	0	(387,981)	0
Cash and cash equivalents at the beginning of the year - continuing operations	5,621,769	2,280,074	2,661,494
Cash and cash equivalents at the beginning of the year - discontinued operations	0	387,981	0
Cash and cash equivalents at the end of the year - continuing operations	5,925,688	5,621,769	2,280,074
Cash and cash equivalents at the end of the year - discontinued operations	0	0	387,981
Non-cash transactions:
Contingent consideration – acquisition of subsidiaries	0	89,640	0
Addition on right-of-use assets and leases payable	257,201	482,439	227,977
Movement without cash effect of escrow deposits and provisions for tax, civil and labor risks	0	41,888	0
Addition on contractual assets with customers – exclusivity rights	66,565	63,061	269,725
Capital increase performed by non-controlling interests	0	13,519	0
Reversal fund - private pension	0	3,107	2,656
Transfer between trade receivables and property, plant and equipment	25,646	0	0
Issuance of shares related to the subscription warrants – indemnification – Extrafarma acquisition	411	942	1,819
Acquisition of property, plant and equipment and intangible assets without cash effect	R$ 104,177	R$ 0	R$ 0